Significant Accounting Policies - Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos (Detail)	6 Months Ended
	Jun. 30, 2019 $ / $	Jun. 30, 2018	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Exchange Rate as of	19.2089
Guatemala [member] | Guatemala, Quetzal [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Quetzal
Average Exchange Rate for	2.49	2.56
Exchange Rate as of	2.49		2.54
Costa Rica [member] | Costa Rica, Colon [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colon
Average Exchange Rate for	0.03	0.03
Exchange Rate as of	0.03		0.03
Panama [member] | U S dollar [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	19.17	19.24
Exchange Rate as of	19.17		19.68
Colombia [member] | Colombian peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colombian peso
Average Exchange Rate for	0.01	0.01
Exchange Rate as of	0.01		0.01
Nicaragua [member] | Nicaragua, Cordoba [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Cordoba
Average Exchange Rate for	0.59	0.62
Exchange Rate as of	0.58		0.61
Argentina [member] | Argentine peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Argentine peso
Average Exchange Rate for	0.46	0.73
Exchange Rate as of	0.45		0.52
Brazil [member] | Brazilian reais [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Reais
Average Exchange Rate for	4.99	5.29
Exchange Rate as of	5.00		5.08
Chile [member] | Chilean peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Chilean peso
Average Exchange Rate for	0.03	0.03
Exchange Rate as of	0.03		0.03
Euro Zone [member] | Euro [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Euro (€)
Average Exchange Rate for	21.66	22.71
Exchange Rate as of	21.86		22.54
Peru [member] | Peru, Nuevo Sol [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Nuevo Sol
Average Exchange Rate for	5.77	5.85
Exchange Rate as of	5.83		5.83
Ecuador [member] | U S dollar [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	19.17	19.24
Exchange Rate as of	19.17		19.68
Philippines [member] | Philippine peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Philippine peso
Average Exchange Rate for		0.37
Exchange Rate as of			0.37
Uruguay [member] | Uruguay Peso en Unidades Indexadas (UPUI) [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Uruguayan peso
Average Exchange Rate for	0.57	0.63
Exchange Rate as of	0.54		0.61